Supplemental Oil and Gas Reserve Information (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Oil and Gas Properties and Supplemental Oil and Gas Reserve Information [Abstract]
Transfer to petroleum properties	$ 4,774,306
Capitalized exploratory well costs		$ 63,398